Leases (Details) - Schedule of the lease right of use assets and lease liabilities recognized in the balance sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of the lease right of use assets and lease liabilities recognized in the balance sheets [Abstract]
Right of use asset in other non-current assets	$ 8,156,424
Other current liabilities	1,009,827	$ 254,197
Other non-current liabilities	7,767,283	71,961
Total lease liability	$ 8,777,110	$ 326,158